Income Taxes - Components of Income Taxes (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Total Current	$ 0	$ 0
Deferred:
Total Deferred	0	0
Total income tax			$ 0	$ 0
Cara Therapeutics, Inc.
Income Taxes
Loss before benefit from income taxes			71,265	118,513	$ 85,474
Current:
State			(398)
Total Current			(398)
Deferred:
Total income tax	$ 0	$ 0	$ (398)	$ 0	$ 0